DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 29, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	HARRIS CORP /DE/
Entity Central Index Key	0000202058
Document Type	8-K
Document Period End Date	Jun. 29, 2018
Amendment Flag	false
Entity Emerging Growth Company	false